Shareholder Report, Average Annual Return (Details)	12 Months Ended		33 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Nov. 30, 2025		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000240402 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class R6) – including sales charge
Average Annual Return, Percent	9.23%	[1]	12.42%
C000006372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	9.22%	[2]		9.44%		7.29%
C000006371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class R) – including sales charge
Average Annual Return, Percent	8.71%	[3]		8.89%		6.76%
C000006370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class C) – including sales charge
Average Annual Return, Percent	7.21%	[4]		8.35%		6.22%
C000006368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class A) – including sales charge
Average Annual Return, Percent	2.65%	[5]		7.87%		6.39%
C000006373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class A) – including sales charge
Average Annual Return, Percent	(9.51%)			6.35%		7.78%
C000006374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class C) – including sales charge
Average Annual Return, Percent	(5.63%)			6.81%		7.62%
C000006375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class R) – including sales charge
Average Annual Return, Percent	(4.23%)			7.35%		8.16%
C000006376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(3.76%)			7.88%		8.70%
C000171461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class R6) – including sales charge
Average Annual Return, Percent	(3.65%)			8.01%	9.78%
C000171462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class R6) – including sales charge
Average Annual Return, Percent	(1.62%)			10.89%	8.87%
C000006381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(1.75%)			10.72%		8.27%
C000006380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class R) – including sales charge
Average Annual Return, Percent	(2.24%)			10.17%		7.74%
C000006379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class C) – including sales charge
Average Annual Return, Percent	(3.58%)			9.61%		7.20%
C000006377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class A) – including sales charge
Average Annual Return, Percent	(7.63%)			9.14%		7.37%
Without Sales Load [Member] | C000240402 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	9.23%	[1]	12.42%
Without Sales Load [Member] | C000006372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.22%	[2]		9.44%		7.29%
Without Sales Load [Member] | C000006371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class R) – excluding sales charge
Average Annual Return, Percent	8.71%	[3]		8.89%		6.76%
Without Sales Load [Member] | C000006370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.21%	[4]		8.35%		6.22%
Without Sales Load [Member] | C000006368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Wealth Builder Fund (Class A) – excluding sales charge
Average Annual Return, Percent	8.93%	[5]		9.16%		7.02%
Without Sales Load [Member] | C000006373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(4.00%)			7.61%		8.42%
Without Sales Load [Member] | C000006374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(4.69%)			6.81%		7.62%
Without Sales Load [Member] | C000006375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(4.23%)			7.35%		8.16%
Without Sales Load [Member] | C000006376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(3.76%)			7.88%		8.70%
Without Sales Load [Member] | C000171461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Core Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(3.65%)			8.01%	9.78%
Without Sales Load [Member] | C000171462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(1.62%)			10.89%	8.87%
Without Sales Load [Member] | C000006381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(1.75%)			10.72%		8.27%
Without Sales Load [Member] | C000006380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(2.24%)			10.17%		7.74%
Without Sales Load [Member] | C000006379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(2.74%)			9.61%		7.20%
Without Sales Load [Member] | C000006377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Small Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(1.99%)			10.44%		8.01%
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Average Annual Return, Percent	11.36%		15.99%	8.98%		9.67%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	5.70%		5.00%	(0.31%)		1.99%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		23.68%	15.28%		14.63%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%			14.15%	14.67%	14.05%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	4.09%			7.99%	10.01%	9.12%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	3.02%			10.51%	9.14%	8.66%

[1]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[2]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[3]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[4]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[5]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.